Events after the reporting period	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of events after reporting period [text block]
Note 34

Events after the reporting period
Russia’s invasion of Ukraine
Russia’s

invasion of

Ukraine on

24 February

2022

has triggered
disruptions

and

uncertainties

in

the

markets

and

the

global
economy,

as well as coordinated implementation

of sanctions by
Switzerland, the

United States,

the European

Union, the

United
Kingdom and

others against

Russia and,

certain Russian

entities
and

nationals.

These

events,

together

with

potential

counter-
sanctions

and

other

measures

taken

by

Russia,

impact

UBS’s
businesses.
UBS’s

country

risk

exposure

to

Russia

was

approximately
USD 0.6

billion

across

its

business

divisions

as

of

31 December
2021.

This

exposure

has

been

reduced

since

year-end 2021.

In
addition,

UBS

is

currently

monitoring

settlement

risk

on

certain
open transactions with Russian bank- or non-bank

counterparties
or

Russian

underlyings,

as

market

closures,

the

imposition

of
exchange

controls,

sanctions

or

other

measures

may

limit

our
ability

to

settle

existing

transactions

or

to

realize

on

collateral,
which

may

result

in

unexpected

increases

in

exposures.

UBS’s
balance sheet as of

31 December 2021 also

included net assets

of
USD 51

million held in UBS’s

Russian subsidiary, OOO

UBS Bank.
As of 3 March 2022, UBS also

had approximately USD
0.2

billion
of exposure arising

from reliance on

Russian assets as

collateral on
Lombard

lending and

other secured

financing in

Global

Wealth
Management.

As of 3 March

2022,

UBS identified a small

number of Global
Wealth

Management

clients

subject

to

the

recently

introduced
sanctions with total loans outstanding of under USD 10

million.
UBS continues to closely

monitor related effects on

its financial
statements,

including

estimated

direct

and

indirect

impacts

on
expected credit

loss calculations

and on

fair value

measurement
of assets, liabilities and off-balance

sheet exposures. The situation
continues

to

evolve

and

broader

implications

for

other
counterparties

of

UBS,

including

financial

institutions,

are

not
possible to

assess at

this time;

however, there

were no

material
adverse effects on

UBS’s financial statements

as of 4 March

2022.
Refer to “Top and emerging risks” and “Country risk” in the
“Risk management and control” section and

to “Performance in
the financial services industry is affected by

market conditions
and the macroeconomic climate” in the “Risk

factors” section of
this report for more information

UBS AG
Entity [Table]
Disclosure of events after reporting period [text block]
Note 34

Events after the reporting period
Russia’s invasion of Ukraine
Russia’s

invasion of

Ukraine on

24 February

2022

has triggered
disruptions

and

uncertainties

in
  the
markets

and

the

global
economy,

as well as coordinated implementation

of sanctions by
Switzerland, the

United States,

the European

Union, the

United
Kingdom and

others against

Russia and,

certain Russian

entities
and

nationals.

These

events,

together

with

potential

counter-
sanctions and other

measures taken

by Russia, impact

UBS AG’s
businesses.
UBS

AG’s country

risk exposure

to Russia

was approximately
USD 0.6

billion

across

its

business

divisions

as

of

31 December
2021.

This

exposure

has

been

reduced

since

year-end 2021.

In
addition,

UBS

AG

is

currently

monitoring

settlement

risk

on
certain

open

transactions

with

Russian

bank
-   or   non - bank
counterparties

or

Russian

underlyings,

as

market

closures,

the
imposition of exchange

controls, sanctions or

other measures may
limit

our

ability

to

settle

existing

transactions

or

to

realize

on
collateral, which may result in unexpected increases in exposures.
UBS AG’s

balance sheet

as of

31 December 2021

also included
net assets of USD 51

million held in UBS AG’s Russian

subsidiary,
OOO

UBS

Bank.

As

of

3 March

2022,

UBS

AG

also

had
approximately USD 0.2

billion of

exposure arising from

reliance on
Russian assets as

collateral on Lombard

lending and other

secured
financing in Global Wealth Management.

As of 3 March

2022, UBS identified a small

number of Global
Wealth

Management

clients

subject

to

the

recently

introduced
sanctions with total loans outstanding of under USD 10

million.
UBS

AG

continues

to

closely

monitor

related

effects

on

its
financial

statements,

including

estimated

direct

and

indirect
impacts

on

expected

credit

loss

calculations

and

on

fair

value
measurement

of

assets,

liabilities

and

off-balance

sheet
exposures.

The

situation

continues

to

evolve

and

broader
implications

for

other

counterparties

of

UBS

AG,

including
financial

institutions,

are

not

possible

to

assess

at

this

time;
however,

there

were

no

material

adverse

effects

on

UBS

AG’s
financial statements as of 4 March 2022.
Refer to “Top and emerging risks” and “Country risk” in the
“Risk management and control” section and

to “Performance in
the financial services industry is affected by

market conditions
and the macroeconomic climate” in the “Risk

factors” section of
this report for more information